Business Combination	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Business Combination

Note 3 — Business Combination

Business Combination

On December 31, 2024, the Company consummated its Business Combination pursuant to the terms of the Business Combination Agreement. The Business Combination was structured as follows:

a)	Prior to Closing, the sole outstanding Coliseum Class B Ordinary Share was converted into one Coliseum Class A Ordinary Share, which was then converted into one share of Holdco Class A Common Stock at Closing.

b)	Prior to Closing, pursuant to Extension Non-Redemption Agreements and the Sponsor Support Agreement, the Previous Sponsor and Sponsor Affiliate forfeited and surrendered for no consideration an aggregate of 606,972 Coliseum Class A Ordinary Shares, and Coliseum issued 606,972 newly-issued Coliseum Class A Ordinary Shares to the Extension Non-Redeeming Shareholders.

c)	On the Closing Date, each Coliseum Class A Ordinary Share issued and outstanding immediately prior to Closing (excluding redeemed public shares) was automatically converted into the right to receive one share of Holdco Class A Common Stock, and each whole Coliseum Public Warrant issued and outstanding immediately prior to Closing was assumed by Holdco and became exercisable for shares of Holdco Class A Common Stock.

d)	On the Closing Date, each Private Placement Warrant was exchanged for 0.25 shares of Holdco Class A Common Stock in the Warrant Exchange.

e)	On the Closing date, (i) each outstanding share of RWT Preferred Stock and RWT Class A Common Stock issued and outstanding immediately prior to Closing was converted into the right to receive a number of shares of Holdco Class A Common Stock equal to the Exchange Ratio and (ii) each share of RWT Class B Common Stock issued and outstanding immediately prior to Closing was converted into the right to receive a number of shares of Holdco Class B Common Stock equal to the Exchange Ratio. The Exchange Ratio was approximately 1,434 shares of Holdco Common Stock for every outstanding share of RWT Common Stock. Following the Closing, an aggregate of 1,232 shares of RWT Preferred Stock and 250 shares of RWT Class A Common Stock were converted into 2,125,539 shares of Holdco Class A Common Stock, and an aggregate of 40 shares of RWT Class B Common Stock were converted into 57,752 shares of Holdco Class B Common Stock.

f)	At Closing, each of the RWT 1,500 Options outstanding was converted into 2,150,838 Holdco Option on the same terms and conditions as were in effect with respect to RWT Option immediately prior to Closing, except that the exercise price per share of such Holdco Option is equal to the quotient of (x) the exercise price per share of such RWT Option in effect immediately prior to Closing divided by (y) the Exchange Ratio (the exercise price per share, as so determined, being rounded up to the nearest full cent), which is equal to an exercise price of $2.06 per share.

PIPE Subscriptions

In connection with the Business Combination, Holdco entered into subscription agreements (collectively, the “PIPE Subscription Agreements”) with certain investors and related parties to sell an aggregate of $1.35 million of shares of Holdco Class A Common Stock at $11.39 per share, of which Holdco received $700,000 of the PIPE Investment and recorded subscription receivable of $650,000 on the consolidated balance sheet as of December 31, 2024. Such receivable was fully paid on February 6, 2025.

Forward Purchase Agreement with Meteora

On December 30, 2024, Holdco entered into a forward purchase agreement (the “Forward Purchase Agreement”) with Meteora Capital Partners, LP and affiliated funds (“Meteora”) for an OTC equity prepaid forward transaction. An aggregate of 361,858 shares of Holdco Class A Common Stock (the “Forward Purchase Shares”) are subject to the Forward Purchase Agreement, for which Meteora was paid approximately $4.1 million at Closing (the “Prepayment”) and the Company retained approximately $20,000 (the “Prepayment Shortfall”). The Forward Purchase Agreement matures on the date of the effectiveness of a certain registration statement filed by Holdco with the Securities and Exchange Commission following the Closing Date (the “Maturity Date”). Meteora may sell the Forward Purchase shares at any time following the Closing Date until the Maturity Date at a price not less than $10.00 per share. If Meteora sells any of the Forward Purchase Shares, Meteora will pay to Holdco $10.00 for each share sold, less the Prepayment Shortfall. On Maturity Date, any Forward Purchase Shares that have not been sold by Meteora will be returned to the Company for no consideration, provided that if the proceeds of the shares sold by Meteora prior to the Maturity Date is less than the Prepayment Shortfall, then Holdco will pay cash to Meteora in an amount equal to such difference.

The Company’s management determined that the prepaid Forward Purchase Agreement is a hybrid instrument with an embedded derivative (forward purchase contract), which meets the definition of a derivative and does not meet the criteria for the derivative accounting scope exception in ASC 815. As such, the embedded derivative is recognized initially and subsequently at fair value, with changes in fair value reported in earnings in accordance with ASC 815. Because the bifurcated embedded derivative is a forward contract, it must have an initial fair value of zero. As a result, the prepayment amount was allocated entirely to the host contract, which represents a receivable classified as contra-equity. Any shares issued under the Forward Purchase Agreement were accounted for and classified as issued and outstanding for accounting purposes.

Until the earlier of 1) the Maturity Date, and 2) the date that gross proceeds from the sale of the shares by Meteora equal 100% of the “Prepayment Shortfall”, the Company recognizes a liability for the Prepayment Shortfall at fair value, with subsequent changes in fair value recognized in the Company’s consolidated statements of operations each reporting period until the Maturity Date. As of December 31, 2024, the prepayment shortfall liability was recorded at maximum value.

Upon receipt of consideration related to the sale of any shares sold by Meteora, the Company will record the receipt of funds as an increase to cash and a decrease to the “Prepayment Shortfall liability” until the “Prepayment Shortfall Liability” is zero, and then any remaining proceeds received will reduce the receivable previously recorded as contra-equity.

The Company incurred no transaction costs that were directly related to issuance of the Forward Purchase Agreement.

As of December 31, 2024, the Company recorded the $4.1 million of Prepayment amount paid at closing within additional paid-in capital and approximately $20,000 in shortfall payment liability in the accompanying consolidated balance sheet.

Public and Private Placement Warrants

Prior to Closing, Coliseum had 5,000,000 Public Warrants and 3,225,000 Private Placement Warrants outstanding. In connection with the Business Combination, as discussed above, an aggregate of 3,225,000 Private Placement Warrants were converted into 806,250 shares of Holdco Class A Common Stock, and the Public Warrants were exchanged into warrants to purchase 5,000,000 of Holdco Class A Common Stock.

Redemption

Prior to the Closing, certain Coliseum public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 1,063,698 Coliseum public shares for an aggregate payment of approximately $12.1 million. After redemptions, there was a total of 723,414 Coliseum public shares and an aggregate of approximately $8.25 million remaining in Coliseum Trust Account, and was later converted into Holdco Class A Common Stock in connection with the Business Combination.

Transaction Proceeds

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the year ended December 31, 2024:

Cash-Trust Account, net of redemptions	$8,251,024
Less: transaction costs and professional fees, paid directly from Trust Account	(4,270,760)
Net proceeds received from Trust	3,980,264
Less: private placement warrant liabilities	(350,000)
Less: related party notes	(2,558,340)
Less: accounts payable and accrued expenses	(2,113,096)
Reverse recapitalization, net	$(1,041,172)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

	Class A Common Stock	Class B Common Stock
Coliseum Public Shares, outstanding prior to the Business Combination	1,787,112	-
Less: Redemption of Coliseum Class A common stock	(1,063,698)	-
Public shares of Coliseum, including 361,556 shares subject to the Forward Purchase Agreement (as described below)	723,414	-
Coliseum Founder Shares, outstanding prior the Business Combination	3,750,000	-
Coliseum Private Placement Warrants converted to Class A Common shares	806,250	-
Business Combination shares
RWT Shares	2,125,539	57,752
Issuance of shares in connection with PIPE	118,557	-
Class A common stock issued for services	5,000	-
Common Stock immediately after the Business Combination	7,528,761	57,752

The number of RWT shares was determined as follows:

	Legacy RWT Shares	RWT Shares after conversion ratio
Preferred Stock	1,232	1,766,554
Class A Common Stock	250	358,985
Class B Common Stock	40	57,752
Total	1,522	2,183,291